Asset Retirement Obligations - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012
Asset Retirement Obligations [Line Items]
Environmental rehabilitation trust assets	$ 81	$ 59
Environmental Issue
Asset Retirement Obligations [Line Items]
Environmental rehabilitation trust assets	$ 19	$ 20